Related Party Transactions - Summary of Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Rental income from:		¥ 0		¥ 628	¥ 0
Interest income from:					471
Yusheng Han
Related Party Transaction [Line Items]
Interest income from:	[1]				176
Shaokun Chuai
Related Party Transaction [Line Items]
Interest income from:	[2]				295
EaSuMed Holding Ltd [Member]
Related Party Transaction [Line Items]
Consulting service received from:		¥ 201	$ 29	2,195	¥ 770
Guangzhou Burning Rock Biological Engineering Co., Ltd
Related Party Transaction [Line Items]
Rental income from:	[3]			187
Equipment usage service income from:	[4]			¥ 441

[1]	On March 29, 2019, the Group entered into a loan agreement with Yusheng Han with a principal amount of US$5,500 at the simple rate of 4.5% per annum. The loan was fully repaid in February and March 2020.
[2]	On March 28, 2019, the Group entered into a loan agreement with Shaokun Chuai with a principal amount of US$2,500 at the simple rate of 4.5% per annum. The loan was fully repaid in May 2020.
[3]	On April 1, 2021, the Group entered into a one-year sublease agreement on its office with a related party and recorded RMB97 in other income for the year ended December 31, 2021. The lease was early terminated on September 30, 2021.
[4]	On April 1, 2021, the Group entered into a contract to provide equipment usage service to its related party with a total contract amount of RMB997, of which RMB441 was recorded in other income for the year ended December 31,2021. The contract was early terminated on September 30, 2021.